PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Less: accumulated depreciation	$ (224,152)	$ (231,973)
Property and equipment, net	$ 3,740	2,883
Salvage value	3.00%
Depreciation expenses	$ 297	838
Office equipment
Property, Plant and Equipment, Gross	$ 200,947	208,765
Salvage value	3.00%
Useful life (years)	5 years
Electric equipment
Property, Plant and Equipment, Gross	$ 26,945	$ 26,091
Salvage value	3.00%
Useful life (years)	5 years